INVESTMENT SECURITIES (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Held-to-maturity mortgage-backed securities
Total OTTI charge realized and unrealized								$ 108
Net impairment losses recognized in earnings (credit component)								108
Available-for-sale securities
Total OTTI charge realized and unrealized					415	415	262	4,310
OTTI recognized in other comprehensive income (non-credit component)					215	215	(35)	2,858
Net impairment losses recognized in earnings (credit component)					200	200	297	1,452
Total
Total OTTI charge realized and unrealized						415	262	4,418
OTTI recognized in other comprehensive income (non-credit component)						215	(35)	2,858
Net impairment losses recognized in earnings (credit component)	$ 200	$ 243	$ 50	$ 4	$ 200	$ 200	$ 297	$ 1,560	$ 13,500